Other Payables	12 Months Ended
Dec. 31, 2021
Other Payables
Other Payables	Note 15. Other Payables

	December 31,
	2021	2020

	(USD in thousands)
Employee cost liabilities	$989	$1,054
Other liabilities	46	180
Total other payables	$1,035	$1,234